Derivative Instruments Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative [Line Items]
Realized gains (losses)	$ 656	$ 139	$ 846	$ 479
Unrealized gains (losses)	460	(1,699)	3,283	(1,578)
Total	1,116	(1,560)	4,129	(1,099)
Interest rate swap agreements
Derivative [Line Items]
Realized gains (losses)	674	(301)	864	(740)
Unrealized gains (losses)	426	(1,101)	3,249	(399)
Total	1,100	(1,402)	4,113	(1,139)
Stock purchase warrant
Derivative [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	0	(166)	0	(287)
Total	0	(166)	0	(287)
Time-charter swap agreement
Derivative [Line Items]
Realized gains (losses)	0	360	0	1,106
Unrealized gains (losses)	0	(402)	0	(875)
Total	0	(42)	0	231
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(18)	80	(18)	113
Unrealized gains (losses)	34	(30)	34	(17)
Total	$ 16	$ 50	$ 16	$ 96